Commitments and Contingencies (Details)			6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 TWD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 TWD ($)	Sep. 17, 2025 USD ($)	Sep. 17, 2025 TWD ($)	Jun. 30, 2024 USD ($)
Commitments and Contingencies [Line Items]
Obligation payment							$ 4,000,000
Purchase of real estate					$ 8,890,625	$ 284,500,000
Cash reserve	$ 6,934,062		$ 6,934,062	$ 221,890,000
Potential loan	$ 7,112,500	$ 227,600,000	$ 7,100,000
Yong Ding Biopharm Co., Ltd (“Yong Ding”) [Member]
Commitments and Contingencies [Line Items]
Exchange rate					32	32